Provisions, income tax liabilities and other liabilities - Summary of Other Provisions (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [abstract]
Environmental risks	€ 526	€ 650	€ 713
Product liability risks, litigation and other	1,652	1,374	1,262
Total	€ 2,178	€ 2,024	€ 1,975